Debt and Warrant Liabilities -Seaport working capital loan (Details) - USD ($)	Sep. 30, 2024	Sep. 27, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt and Warrant Liabilities
Outstanding loan balances	$ 102,923,633		$ 88,996,117	$ 72,878,591
Seaport Group SIBS, LLC notes
Debt and Warrant Liabilities
Interest rate		12.00%
Loan amount		$ 220,000
Original issue discount		20,000
Purchase order loan		$ 3,410,023
Outstanding loan balances	$ 200,738